Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Emerging Markets Portfolio

December 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 92.8%
Information Technology – 27.6%
Communications Equipment – 1.2%
Accton Technology Corp.	405,000	$15,283,474

Electronic Equipment, Instruments & Components – 3.1%
Compeq Manufacturing Co., Ltd.	1,972,000	5,824,077
Delta Electronics, Inc.	829,000	25,287,762
Tripod Technology Corp.	493,000	4,975,044
Zhen Ding Technology Holding Ltd.	755,000	3,402,403

		39,489,286

IT Services – 0.1%
HCL Technologies Ltd.	108,886	1,964,059

Semiconductors & Semiconductor Equipment – 15.4%
Realtek Semiconductor Corp.	122,000	1,894,254
SK hynix, Inc.	110,593	50,085,116
SK hynix, Inc. (GDR)(a)	4,970	2,245,996
Taiwan Semiconductor Manufacturing Co., Ltd.	2,896,206	142,369,539

		196,594,905

Technology Hardware, Storage & Peripherals – 7.8%
Asustek Computer, Inc.	351,000	6,101,332
Samsung Electronics Co., Ltd.	38	3,185
Samsung Electronics Co., Ltd. (GDR)(a)	42,674	88,164,484
Samsung Electronics Co., Ltd. (Preference Shares)	78,405	4,866,659

		99,135,660

		352,467,384

Financials – 22.3%
Banks – 14.5%
Abu Dhabi Islamic Bank PJSC	1,505,935	8,505,006
Banco do Brasil SA	1,108,200	4,423,179
Bank Negara Indonesia Persero Tbk PT	19,024,900	4,970,469
Bank of Baroda	1,297,313	4,275,391
Bank Polska Kasa Opieki SA	264,542	15,005,254
China Construction Bank Corp. - Class H	6,911,000	6,840,578
Emirates NBD Bank PJSC	852,772	6,466,462
Eurobank SA	2,087,883	8,394,685
Grupo Financiero Banorte SAB de CV	1,833,050	16,993,440
Hana Financial Group, Inc.	132,579	8,650,324
HDFC Bank Ltd.	883,590	9,777,664
ICICI Bank Ltd.	1,016,883	15,220,391
ICICI Bank Ltd. (Sponsored ADR)	80,780	2,407,244
Itau Unibanco Holding SA (Sponsored ADR) - Class H	3,709,669	26,561,227
KB Financial Group, Inc.	103,753	8,931,544
Piraeus Bank SA(b)	1,448,917	11,568,601
Sberbank of Russia PJSC(b) (c) (d) (e)	951,472	0
Standard Chartered PLC	335,704	8,191,324
State Bank of India	1,673,072	18,305,613
State Bank of India (GDR)(a)	2,770	301,376

		185,789,772

Company	Shares	U.S. $ Value

Capital Markets – 2.9%
B3 SA - Brasil Bolsa Balcao	2,953,100	$7,518,319
Banco BTG Pactual SA	513,200	4,916,389
HDFC Asset Management Co., Ltd.(a)	219,478	6,535,223
Hong Kong Exchanges & Clearing Ltd. - Class H	161,900	8,470,827
Huatai Securities Co., Ltd. - Class H	1,996,600	4,845,653
Samsung Securities Co., Ltd.	80,587	4,219,013

		36,505,424

Consumer Finance – 0.5%
Muthoot Finance Ltd.	158,065	6,700,785

Insurance – 4.4%
AIA Group Ltd. - Class H	530,200	5,457,398
DB Insurance Co., Ltd.	77,823	7,066,644
New China Life Insurance Co., Ltd. - Class H	492,400	3,450,136
OUTsurance Group Ltd.	1,148,530	4,970,028
People’s Insurance Co. Group of China Ltd. (The) - Class H	6,760,000	5,872,385
PICC Property & Casualty Co., Ltd. - Class H	13,720,000	28,845,026

		55,661,617

		284,657,598

Communication Services – 11.1%
Diversified Telecommunication Services – 0.3%
KT Corp. (Sponsored ADR)	179,600	3,407,012

Entertainment – 2.6%
NetEase, Inc. - Class H	1,195,900	32,917,354

Interactive Media & Services – 5.9%
Meitu, Inc. - Class H(a) (b)	4,918,000	4,428,372
NAVER Corp.	21,484	3,611,492
Tencent Holdings Ltd. - Class H	887,400	68,102,210

		76,142,074

Wireless Telecommunication Services – 2.3%
Bharti Airtel Ltd.	310,237	7,286,564
Etihad Etisalat Co.	520,993	9,154,008
TIM SA/Brazil	2,300,700	8,928,936
Turkcell Iletisim Hizmetleri AS	1,862,518	4,032,790

		29,402,298

		141,868,738

Industrials – 8.5%
Construction & Engineering – 1.1%
Indus Towers Ltd.(b)	796,475	3,734,508
Larsen & Toubro Ltd.	118,736	5,395,670
Samsung E&A Co., Ltd.	311,750	5,193,360

		14,323,538

Electrical Equipment – 1.3%
Contemporary Amperex Technology Co., Ltd. - Class A	159,960	8,411,102
Sungrow Power Supply Co., Ltd. - Class A	81,900	2,004,583

Company	Shares	U.S. $ Value

Zhejiang Huayou Cobalt Co., Ltd. - Class A	580,900	$5,675,340

		16,091,025

Ground Transportation – 0.0%
Globaltrans Investment PLC (Sponsored GDR)(d) (e) (f)	301,797	0

Industrial Conglomerates – 0.7%
Jardine Matheson Holdings Ltd.	82,200	5,609,757
SK Square Co., Ltd.(b)	15,063	3,835,916

		9,445,673

Machinery – 2.6%
HD Hyundai Heavy Industries Co., Ltd.	14,240	5,018,874
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	31,220	8,809,397
Yutong Bus Co., Ltd. - Class A	4,130,400	19,327,587

		33,155,858

Passenger Airlines – 2.3%
InterGlobe Aviation Ltd.(a)	71,081	4,009,750
Latam Airlines Group SA	1,837	50
Latam Airlines Group SA (ADR)(b) (g)	463,634	25,040,872

		29,050,672

Transportation Infrastructure – 0.5%
International Container Terminal Services, Inc.	708,720	6,801,063

		108,867,829

Consumer Discretionary – 7.2%
Automobile Components – 0.2%
Huayu Automotive Systems Co., Ltd. - Class A	1,091,700	3,124,082

Automobiles – 1.0%
Kia Corp.	97,893	8,298,732
Mahindra & Mahindra Ltd. (Sponsored GDR)(a)	106,040	4,390,056

		12,688,788

Broadline Retail – 3.3%
Alibaba Group Holding Ltd. - Class H	2,085,700	38,295,448
Allegro.eu SA(a) (b)	497,860	4,272,117

		42,567,565

Hotels, Restaurants & Leisure – 0.8%
OPAP SA	454,423	10,200,124

Household Durables – 0.6%
Hisense Visual Technology Co., Ltd. - Class A	582,500	2,025,059
Midea Group Co., Ltd. - Class A	558,961	6,249,813

		8,274,872

Specialty Retail – 0.8%
Lojas Renner SA	2,126,500	5,208,061
Pop Mart International Group Ltd. - Class H(a)	184,000	4,439,315

		9,647,376

Company	Shares	U.S. $ Value

Textiles, Apparel & Luxury Goods – 0.5%
Bosideng International Holdings Ltd. - Class H	3,194,000	$1,832,643
Yue Yuen Industrial Holdings Ltd. - Class H	1,932,000	3,961,553

		5,794,196

		92,297,003

Materials – 6.1%
Chemicals – 1.5%
UPL Ltd.	626,423	5,532,538
Yunnan Yuntianhua Co., Ltd. - Class A	2,722,590	13,014,811

		18,547,349

Construction Materials – 0.3%
Cemex SAB de CV	3,407,317	3,912,998

Metals & Mining – 4.3%
China Hongqiao Group Ltd. - Class H(b)	5,288,500	22,210,228
Gold Fields Ltd. (Sponsored ADR)	230,450	10,061,447
Zijin Gold International Co., Ltd. - Class H(b)	6,109	114,602
Zijin Mining Group Co., Ltd. - Class A	674,800	3,321,583
Zijin Mining Group Co., Ltd. - Class H(g)	4,228,000	19,357,618

		55,065,478

		77,525,825

Utilities – 2.6%
Electric Utilities – 1.1%
Enel Chile SA	28,580,554	2,347,448
Energisa S/A	926,530	7,964,818
Equatorial Energia SA Ord	471,619	3,310,206

		13,622,472

Gas Utilities – 0.7%
GAIL India Ltd.	4,425,863	8,480,650

Independent Power and Renewable Electricity Producers – 0.2%
NTPC Ltd.	673,200	2,473,765

Water Utilities – 0.6%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	331,095	7,970,379

		32,547,266

Energy – 2.4%
Oil, Gas & Consumable Fuels – 2.4%
Gazprom PJSC (Sponsored ADR)(b) (c) (d) (e)	436,750	0
LUKOIL PJSC(b) (c) (d) (e)	80,321	0
ORLEN SA	417,920	11,157,100
PetroChina Co., Ltd. - Class H	10,810,000	11,652,079
Petroleo Brasileiro SA - Petrobras (Preference Shares)	1,376,500	7,726,921

		30,536,100

Real Estate – 2.1%
Diversified REITs – 0.2%
Fibra Uno Administracion SA de CV	1,962,367	2,948,863

Company	Shares	U.S. $ Value

Real Estate Management & Development – 1.9%
Aldar Properties PJSC	2,350,239	$5,562,407
Emaar Development PJSC	1,427,730	5,887,253
Emaar Properties PJSC	2,281,096	8,705,900
Lodha Developers Ltd.(a)	351,968	4,160,227

		24,315,787

		27,264,650

Health Care – 1.5%
Life Sciences Tools & Services – 0.3%
Samsung Biologics Co., Ltd.(a) (b)	2,607	3,061,590

Pharmaceuticals – 1.2%
Jiangsu Hengrui Pharmaceuticals Co., Ltd. - Class A	694,100	5,921,109
Jiangsu Hengrui Pharmaceuticals Co., Ltd. - Class H(b)	33,200	304,365
Sino Biopharmaceutical Ltd. - Class H	11,412,000	9,079,811

		15,305,285

		18,366,875

Consumer Staples – 1.4%
Consumer Staples Distribution & Retail – 0.2%
Sok Marketler Ticaret AS(b)	2,024,199	2,403,198

Food Products – 1.2%
AVI Ltd.	403,560	2,570,989
Fujian Sunner Development Co., Ltd. - Class A	1,721,992	4,078,696
Muyuan Foods Co., Ltd. - Class A	699,000	5,060,761
Sigma Foods SAB de CV	4,744,533	4,149,737
Uni-President China Holdings Ltd. - Class H	40,000	41,785

		15,901,968

		18,305,166

Total Common Stocks (cost $831,815,261)		1,184,704,434

SHORT-TERM INVESTMENTS – 6.6%
Investment Companies – 6.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.61%(h) (i) (j) (cost $84,594,732)	84,594,732	84,594,732

Total Investments – 99.4% (cost $916,409,993)(k)		1,269,299,166
Other assets less liabilities – 0.6%		7,758,814

Net Assets – 100.0%		$1,277,057,980

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
MSCI Emerging Markets Index Futures	1,200	March 2026	$84,684,000	$1,375,161

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	CLP	17,954,148	USD	19,084	01/09/2026	$(849,950)
Bank of America NA	KRW	47,815,369	USD	34,051	01/09/2026	898,759
Bank of America NA	INR	955,786	USD	10,589	02/10/2026	(10,301)
Barclays Capital, Inc.	KRW	8,841,587	USD	6,296	01/09/2026	165,941
Barclays Capital, Inc.	HKD	193,339	USD	24,882	01/14/2026	31,871
Barclays Capital, Inc.	CNH	76,056	USD	10,849	01/16/2026	(61,250)
Barclays Capital, Inc.	USD	7,292	PLN	26,172	01/22/2026	(2,717)
Barclays Capital, Inc.	USD	18,877	INR	1,704,632	02/10/2026	25,691
Barclays Capital, Inc.	TWD	361,709	USD	11,435	02/12/2026	(63,072)
Barclays Capital, Inc.	USD	22,630	ZAR	380,709	02/26/2026	275,180
BNP Paribas SA	USD	5,080	KRW	7,398,830	01/09/2026	49,829
BNP Paribas SA	MXN	69,977	USD	3,860	03/12/2026	(571)
Citibank NA	BRL	187,231	USD	34,027	01/05/2026	(140,648)
Citibank NA	USD	33,602	BRL	187,231	01/05/2026	565,682
Citibank NA	USD	4,581	HKD	35,555	01/14/2026	(11,470)
Citibank NA	CNH	99,612	USD	14,035	01/16/2026	(253,805)
Citibank NA	USD	5,026	PHP	294,850	01/16/2026	(24,082)
Citibank NA	BRL	187,231	USD	33,355	02/03/2026	(555,646)
Citibank NA	USD	58,244	INR	5,187,398	02/10/2026	(718,711)
Citibank NA	USD	48,461	TWD	1,492,401	02/12/2026	(1,018,299)
Deutsche Bank AG	USD	11,072	CNH	78,493	01/16/2026	187,137
Deutsche Bank AG	TWD	115,829	USD	3,654	02/12/2026	(28,226)
Deutsche Bank AG	USD	4,373	TWD	136,902	02/12/2026	(21,131)
Deutsche Bank AG	GBP	4,895	USD	6,517	02/26/2026	(80,068)
Goldman Sachs Bank USA	USD	3,689	HUF	1,228,219	01/22/2026	62,109
Goldman Sachs Bank USA	USD	13,771	MYR	56,946	02/12/2026	294,810
HSBC Bank USA	BRL	20,276	USD	3,624	01/05/2026	(75,701)
HSBC Bank USA	USD	3,685	BRL	20,276	01/05/2026	15,231
HSBC Bank USA	KRW	14,397,098	USD	10,213	01/09/2026	230,790
HSBC Bank USA	KRW	11,166,350	USD	7,536	01/09/2026	(205,806)
HSBC Bank USA	CNH	85,585	USD	12,083	01/16/2026	(193,549)
HSBC Bank USA	USD	11,219	CNH	79,341	01/16/2026	162,358
Morgan Stanley Capital Services, Inc.	BRL	166,955	USD	30,725	01/05/2026	257,644
Morgan Stanley Capital Services, Inc.	USD	30,342	BRL	166,955	01/05/2026	125,417
Morgan Stanley Capital Services, Inc.	PHP	576,657	USD	9,863	01/16/2026	81,141
Morgan Stanley Capital Services, Inc.	USD	9,615	IDR	160,232,119	01/23/2026	(19,684)
Morgan Stanley Capital Services, Inc.	EUR	18,908	USD	21,946	01/29/2026	(300,424)
Standard Chartered Bank	USD	4,060	CNH	28,788	01/16/2026	69,120
State Street Bank & Trust Co.	USD	12,174	THB	376,960	01/15/2026	(201,883)
UBS	CNH	50,086	USD	7,065	01/16/2026	(119,168)
UBS	PLN	88,266	USD	24,188	01/22/2026	(396,172)

						$(1,853,624)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2025, the aggregate market value of these securities amounted to $126,008,506 or 9.9% of net assets.

(b)	Non-income producing security.
(c)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Gazprom PJSC (Sponsored ADR)	10/06/2021-10/21/2021	$4,522,921	$0	0.00%
LUKOIL PJSC	06/22/2012-06/14/2016	3,192,255	0	0.00%
Sberbank of Russia PJSC	07/10/2020-09/17/2020	2,848,601	0	0.00%

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Fair valued by the Adviser.
(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of December 31, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Globaltrans Investment PLC (Sponsored GDR)	06/28/2018-06/09/2021	$1,956,351	$0	0.00%

(g)	Represents entire or partial securities out on loan.
(h)	The rate shown represents the 7-day yield as of period end.
(i)	Affiliated investments.
(j)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(k)

As of December 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $384,276,686 and gross unrealized depreciation of investments was $(31,865,976), resulting in net unrealized appreciation of $352,410,710.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

BRL – Brazilian Real

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

PHP – Philippine Peso

PLN – Polish Zloty

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

MSCI – Morgan Stanley Capital International

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

December 31, 2025 (unaudited)

27.2%	China
17.0%	South Korea
16.2%	Taiwan
8.6%	India
6.7%	Brazil
2.8%	United Arab Emirates
2.4%	Poland
2.4%	Greece
2.2%	Mexico
2.2%	Chile
1.4%	South Africa
1.1%	Hong Kong
0.8%	Indonesia
2.3%	Other
6.7%	Short-Term Investments

100.0%	Total Investments

1

The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Schedule of Investments” section of the report for additional details). “Other” country weightings represent 0.7% or less in the following: Philippines, Russia, Saudi Arabia, Turkey and United Kingdom.

Sanford C. Bernstein Fund, Inc.

Emerging Markets Portfolio

December 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Information Technology	$—	$352,467,384	$—		$352,467,384
Financials	69,268,378	215,389,220	0	(a)	284,657,598
Communication Services	3,407,012	138,461,726	—		141,868,738

Investments in Securities:	Level 1	Level 2		Level 3		Total
Industrials	$44,368,459	$64,499,370		$0	(a)	$108,867,829
Consumer Discretionary	10,200,124	82,096,879		—		92,297,003
Materials	14,089,047	63,436,778		—		77,525,825
Utilities	2,347,448	30,199,818		—		32,547,266
Energy	—	30,536,100		0	(a)	30,536,100
Real Estate	2,948,863	24,315,787		—		27,264,650
Health Care	—	18,366,875		—		18,366,875
Consumer Staples	6,762,511	11,542,655		—		18,305,166
Short-Term Investments	84,594,732	—		—		84,594,732

Total Investments in Securities	237,986,574	1,031,312,592	(b)	0	(a)	1,269,299,166
Other Financial Instruments(c):
Assets:
Futures	1,375,161	—		—		1,375,161
Forward Currency Exchange Contracts	—	3,498,710		—		3,498,710
Liabilities:
Forward Currency Exchange Contracts	—	(5,352,334)		—		(5,352,334)

Total	$239,361,735	$1,029,458,968		$0	(a)	$1,268,820,703

(a)	The Portfolio held securities with zero market value at period end.
(b)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(c)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2025 is as follows:

Portfolio	Market Value 09/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$10,769	$170,486	$96,660	$84,595	$326